Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements
Our financial assets are considered Level 1 in the fair value hierarchy and measured at fair value, were as follows (in thousands):

	As of
	June 30, 2021	December 31, 2020
	(Unaudited)
Assets
Cash equivalents

Money market funds	$11,316	$11,516

All of our financial liabilities are considered Level 3 in the fair value hierarchy, where inputs to the valuation techniques used to measure fair value were considered unobservable. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgements and consider factors specific to the liability.
The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	June 30, 2021	December 31, 2020
	(Unaudited)
Financial Liabilities
3.00% – 2020 Convertible Notes	$36,214	$32,106
8.00% – 2020 Convertible Notes	17,038	14,789
2020 Term Facility Loan	39,970	25,049
5.00% – $50.0 Million Convertible Notes	11,220	—
5.00% – $25.0 Million Convertible Notes	43,070	—
5.00% – $30.0 Million Convertible Notes	46,816	—

Total financial liabilities	$194,328	$71,944

Changes in the fair value of debt that is accounted for at fair value are presented as gains or losses in the condensed consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
3.00% – 2020 Convertible Notes
On March 9, 2020, we issued $21.3 million of 3.00% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 6, Long Term Debt for details). At June 30, 2021, the contractual outstanding principal of the 3.00% Convertible Notes Due 2025 was $21.3 million and the fair value was $36.2 million. As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.45%
Conversion price discount	25%
We recorded a loss of $1.1 million and $4.1 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 3.00% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$32,106
Plus: Loss from change in fair value	$4,108
Fair value at June 30, 2021	$36,214
A binomial lattice model was used to determine the fair value of the 3.00% Convertible Notes Due 2025 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to Ordinary Shares or redeemed at principal and accrued interest; and (ii) upon qualified financing event, the convertible notes will automatically convert to Ordinary Shares. The lattice model uses the stock price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. We remeasure the fair value of the debt instrument and record a change as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
8.00% – 2020 Convertible Notes
On February 19, 2020, we issued $8.0 million of 8.00% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 6, Long Term Debt for details). At June 30, 2021, the contractual outstanding principal of the 8.00% Convertible Notes Due 2027 was $8.0 million and the fair value was $17.0 million (including embedded warrants). As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	35%
Conversion price discount	40%
We recorded a loss of $0.5 million and $2.2 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 8.0% Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$14,789
Plus: Loss from change in fair value	$2,249
Fair value at June 30, 2021	$17,038

A binomial lattice model was used to determine the fair value of the 8.00% Convertible Notes Due 2025 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to Ordinary Shares or put at 125% of principal and accrued interest; and (ii) upon financing event, the convertible notes may be converted to Ordinary Shares. We remeasure the fair value of the debt instrument and record a change as a gain or loss from in the statements of operations and comprehensive loss for each reporting period.
We issued liability classified warrants in conjunction with the issuance of the 8.00% Convertible Notes. The fair value of these warrants is embedded within the fair value of the 8.00% Convertible Notes presented in the table above.
2020 Term Facility Loan
On September 29, 2020, we issued $35.0 million of convertible notes and elected the fair value option of accounting for this debt instrument (see Note 6, Long Term Debt for details). At June 30, 2021, the contractual outstanding principal of the 2020 Term Facility Loan was $33.9 million and the fair value was $40.0 million. As of June 30, 2021, we measured fair value using a binomial lattice model and discounted cash flow approach for various exit event scenario, with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	35%
We recorded a loss of $1.2 million and $14.9 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of 2020 Term Facility Loan, as follows (in thousands):

Fair value at December 31, 2020	$25,049
Plus: Loss from change in fair value	$14,921
Fair value at June 30, 2021	$39,970
A binomial lattice model was used to determine the fair value of the 2020 Term Facility Loan based on assumptions as to when these would be converted upon IPO/Sale/Merger/SPAC. Upon such event, the convertible notes will be paid off as following: (i) if par value exit, repayment of base multiple times principal plus unpaid interest; (ii) if greater value exit, repayment of base multiple plus add-on
multiple ratio times principal plus unpaid interest.
5.00% – $50.0 Million Convertible Notes
On January 11, 2021, we issued $50.0 million of 5.00% – $50.0 Million Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 6, Long Term Debt for details). At June 30, 2021, the contractual outstanding principal of the 5.00% – $50.0 Million Convertible Notes Due 2026 was $10.3 million and the fair value was $11.2 million. As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.4%
We recorded a loss of $0.3 million and $0.9 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of 5.00% – $50.0 Million Convertible Note, as follows (in thousands):

Fair value at January 11, 2021	$10,274
Plus: Loss from change in fair value	$946
Fair value at June 30, 2021	$11,220
A binomial lattice model was used to determine the fair value of the 5.00% – $50.0 Million Convertible Notes Due 2026 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions are made: (i) upon IPO/Sale/Merger/SPAC, the convertible notes may be converted to Ordinary Shares or put at principal and accrued interest; and (ii) upon qualified financing event or maturity, the convertible notes will automatically convert to Ordinary Shares at base price. The lattice model uses the stock price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. We remeasure the fair value of the debt instrument and record the change as a gain or loss from a change as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
5.00% – $25.0 Million Convertible Notes
On December 31, 2020, we issued $25.0 million of 5.00% – $25.0 Million Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 6, Long Term Debt for details). At June 30, 2021, the contractual outstanding principal of the 5.00% – $25.0 Million Convertible Notes Due 2025 was $25.0 million and the fair value was $43.1 million (including embedded warrants). As of June 30, 2021, we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.4%
We recorded a loss of $1.3 million and $5.5 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with subsequent fair value remeasurement of the 5.00% – $25.0 Million Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$37,592
Plus: Loss from change in fair value	$5,478
Fair value at June 30, 2021	$43,070
A binomial lattice model was used to determine the fair value of the 5.00% – $25.0 Million Convertible Notes Due 2025 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon SPAC, the convertible notes may be converted to Ordinary Shares or put at principal and accrued interest; (ii) upon qualified financing event, the convertible notes may be converted to Ordinary Shares with discount any time after financing date; and (iii) upon maturity, the convertible notes may convert to Ordinary Shares at $675.0 million divided by the number of fully diluted shares. We remeasure the fair value
of the debt
instrument
and record a change as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
We issued liability classified warrants in conjunction with the issuance of the 5.00% – $25.0 Million Convertible Notes. We evaluated the terms of these warrants and noted that under ASC 480, our potential obligation to settle the warrants only when the exercise of contingencies is met. Due to this provision, ASC 480 requires that the warrants are classified as liabilities and combined within the
5.00
% – $
25.0
Million Convertible Notes. The fair value of these warrants is embedded within the fair value of the
5.00
% – $
25.0
Million Convertible Notes presented in the table above.
5.00% – $30.0 Million Convertible Notes
On January 11, 2021, we issued $30.0 million of 5.00% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 6, Long Term Debt for details). At June 30, 2021, the contractual outstanding principal of the 5.00% – $30.0 Million Convertible Notes Due 2026 was $30.0 million and the fair value was $46.8 million. As of June 30, 2021 we measured fair value using a binomial lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$24.70
Risk-free interest rate	0.03%
Expected volatility	55%
Expected term, in years	0.10
Discount yield	48.4%
We recorded a loss of $1.4 million and $8.4 million for the three and six months ended June 30, 2021, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $30.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$38,403
Plus: Loss from change in fair value	$8,413
Fair value at June 30, 2021	$46,816
A binomial lattice model was used to determine the fair value of the 5.00% Convertible Notes Due 2026 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon SPAC, the convertible notes may be converted to Ordinary Shares or put at principal and accrued interest; and (ii) upon qualified financing event or maturity, the convertible notes will automatically convert to Ordinary Shares at base price. The lattice model uses the stock price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. We remeasure the fair value of the debt instrument and record a change as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
At June 30, 2021 and December 31, 2020, the carrying value of certain financial instruments, such as cash, accounts receivable, other receivable, prepaid expenses and other current assets, trade payable and other current accrued liabilities, approximate fair value due to their relatively short maturities and low market interest rates, if applicable.

5.	Fair Value Measurements
Our financial assets as of December 31, 2020 and 2019 are considered Level 1 in the fair value hierarchy and measured at fair value as follows:

	December 31,
	2020	2019
Assets
Money market funds	$11,516	$12,343
All of our financial liabilities as of December 31, 2020, and 2019, are considered Level 3 in the fair value hierarchy, where inputs to the valuation techniques used to measure fair value were considered unobservable.
The fair value of our liabilities are as follows (in thousands):

	December 31,
	2020	2019
Liabilities
3.0% – 2020 Convertible Notes	$32,106	—
8.00% – 2020 Convertible Notes	14,789	—
2020 Term Facility Loan	25,049	—
2017 Term Loan	—	1,952
Total financial liabilities	$71,944	$1,952

The fair value of the 2017 Term Loan approximates the carrying value, as of December 31, 2019, due to the rate of interest of the Term Loan being variable.
The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.
At December 31, 2020 and December 31, 2019, the carrying value of certain financial instruments, such as cash equivalents, accounts receivable, other receivable, prepaid expenses and other current assets, trade payable and other current accrued liabilities, approximate fair value due to their relatively short maturities and low market interest rates, if applicable.
Changes in the fair value of debt that is accounted for at fair value are presented as gains or losses in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
3.0% – 2020 Convertible Notes
On March 9, 2020, we issued $21.3 million of 3.0% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 7, Long Term Debt for details). At December 31, 2020, the contractual outstanding principal of the 3.0% Convertible Notes Due 2025 was $21.3 million and the fair value was $32.1 million. As of December 31, 2020, we measured fair value using a binominal lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.10%
Expected volatility	55%
Expected term, in years	0.14 - 4.19
Discount yield	48.4%
Conversion price discount	25% - 40%
For the year ended December 31, 2020, we recorded a $10.8 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 3.0% Convertible Notes, as follows (in thousands):

Fair value at March 9, 2020	$21,281
Plus: Loss from change in fair value	10,825

Fair value at December 31, 2020	$32,106

A binomial lattice model was used to determine the fair value of the 3.0% Convertible Notes Due 2025 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions are made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to Ordinary Shares or redeemed at principal and accrued interest; and (ii) upon qualified financing event, the convertible notes will automatically convert to Ordinary Shares. The lattice model uses the stock price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. We remeasure the fair value of the debt instrument and record the change as a gain or loss from change in fair value of debt in the statements of operations and comprehensive loss for each reporting period.
8.00% – 2020 Convertible Notes
On February 19, 2020, we issued $8.0 million of 8.0% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 7, Long Term Debt for details). At December 31, 2020, the contractual outstanding principal of the 8.0% Convertible Notes Due 2027 was $8.0 million and the fair value was $14.8 million (including embedded warrants). As of December 31, 2020, we measured fair value using a binominal lattice model (which is discussed in further detail below) with the following significant inputs:

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.08% - 0.52%
Expected volatility	55%
Expected term, in years	0.14 - 6.14
Discount yield	35%
Conversion price discount	25% - 40%
For the year ended December 31, 2020, we recorded a $4.4 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of the 8.0% Convertible Notes, as follows (in thousands):

Fair value at February 19, 2020	$10,415
Plus: Loss from change in fair value	4,374

Fair value at December 31, 2020	$14,789

A binomial lattice model was used to determine the fair value of the 8.0% Convertible Notes Due 2025 based on assumptions as to when these would be converted or redeemed at each decision point. Within the lattice model, the following assumptions are made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to Ordinary Shares or put at 125% of principal and accrued interest; and (ii) upon financing event, the convertible notes may be converted to Ordinary Shares. We remeasure the fair value of the debt instrument and record the change as a gain or loss from change in fair value of debt in the statements of operations and comprehensive loss for each reporting period.
We issued liability classified warrants in conjunction with the issuance of the 8.0% Convertible Notes. We evaluated the terms of these warrants and noted that under ASC 480, our potential obligation to settle the warrants only when the exercise of contingencies is met. Due to this provision, ASC 480 requires that these warrants be classified as liabilities and combined within the 8.0% Convertible Notes. The fair value of these warrants is embedded within the fair value of the 8.0% Convertible Notes presented in the table above.
2020 Term Facility Loan
On September 29, 2020, we issued $35.0 million of convertible notes and elected the fair value option of accounting for this debt instrument (see Note 7, Long Term Debt for details). At December 31, 2020, the contractual outstanding principal of the 2020 Term Facility Loan was $22.5 million and the fair value was $25.1 million. As of December 31, 2020, we measured fair value using a binominal lattice model and discounted cash flow approach for various exit event scenario, with the following significant inputs:

Fair Value per share of Ordinary Shares	$20.28
Risk-free interest rate	0.21%
Expected volatility	55%
Expected term, in years	0.14 - 4.13
Discount yield	35%
For the year ended December 31, 2020, we recorded a $1.7 million loss from change in fair value of debt in connection with the initial issuance and subsequent fair value remeasurement of 2020 Term Facility Loan, as follows (in thousands):

Fair value at September 29, 2020	$23,320
Plus: Loss from change in fair value	1,729

Fair value at December 31, 2020	$25,049

A binomial lattice model was used to determine the fair value of the 2020 Term Facility Loan based on assumptions as to when these would be converted upon IPO/Sale/Merger/SPAC. Upon such event, the convertible notes will be paid off as following: (i) if par value exit, repayment of base multiple times principal plus unpaid interest; (ii) if greater value exit, repayment of base multiple plus add-on
multiple ratio times principal plus accrued interest.
We used the probability weighted discounted cash flow approach to determine if the 2020 Term Facility Loan would be converted upon qualified financing or maturity. Upon the qualified financing, the convertible notes will not be converted and will remain outstanding until maturity and put at 280% principal plus unpaid interest. Upon maturity, the convertible notes will be repaid at a full principal balance. We remeasure the fair value of the debt instrument and record the change as a gain or loss from change in fair value of debt in the statements of operations and comprehensive loss for each reporting period.
2019 Convertible Notes
During 2019, we issued convertible loan notes in an aggregate principal amount of $15.0 million (see Note 7, “Long Term Debt” for details). We elected to account for the 2019 Convertible Notes at fair value.
Management believes that the fair value option better reflects the underlying economics of the 2019 Convertible Notes, which contains embedded derivatives. The notes were converted to Ordinary Shares due to a qualified financing event in June 2019. During 2019, the 2019 Convertible Notes were
converted into 1,336,344 Ordinary Shares.